Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2018
Basis of Presentation/Summary of Significant Accounting Policies [Abstract]
Schedule of the cumulative effect of the changes made to our consolidated income statement and balance sheet
	Balance at December 31, 2017	Adjustments due to ASU 2014-09	Balance at January 1, 2018
Balance Sheet:
Assets
Prepaid licenses & maintenance contracts, current	4,638	(4,638)	—
Prepaid licenses & maintenance contracts, non-current	2,264	(2,264)	—

Liabilities
Deferred revenue, current	5,554	(5,554)	—
Deferred revenue, non-current	2,636	(2,636)	—

Equity
Accumulated deficit	(22,172)	1,287	(20,885)

	For the Three Months Ended September 30, 2018
	As Reported	Balances Without Adoption of ASC 606	Effect of Change Higher/(Lower)
Income Statement
Revenues
Products(A)	349	1,649	(1,300)
Services	365	365	—

Cost and expenses
Cost of Revenues
Products(A)	230	1,330	(1,100)
Services	271	271	—

Gross Profit	213	413	(200)
Income/Loss from Operations	(2,307)	(2,107)	(200)
Net Income (Loss)	(2,408)	(2,208)	(200)

	For the Nine Months Ended September 30, 2018
	As Reported	Balances Without Adoption of ASC 606	Effect of Change Higher/(Lower)
Income Statement
Revenues
Products(A)	1,249	6,218	(4,969)
Services	1,700	1,700	—

Cost and expenses
Cost of Revenues
Products(A)	676	4,877	(4,201)
Services	981	981	—

Gross Profit	1,292	2,059	(767)
Income/Loss from Operations	(6,100)	(5,333)	(767)
Net Income (Loss)	(5,399)	(4,632)	(767)

	As of September 30, 2018
	As Reported	Balances Without Adoption of ASC 606	Effect of Change Higher/(Lower)
Balance Sheet
Assets
Prepaid Licenses & Maintenance Contracts, current	—	436	(436)
Prepaid Licenses & Maintenance Contracts, non-Current	—	2,264	(2,264)

Liabilities
Deferred Revenue, current	—	585	(585)
Deferred Revenue, non-current	—	2,636	(2,636)

Equity
Accumulated Deficit	(13,173)	(13,693)	520

(A)	Product revenues and cost of revenues include maintenance/licenses contracts that are sold by the company but performed by third parties.